SCHEDULE OF SHORT-TERM DEBT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Short term debt	$ 283,473	$ 348,771
Shanghai Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term debt	31,497	88,032
HuaNam Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term debt	94,491	97,777
ChangHwa Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term debt	$ 157,485	$ 162,962